Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits.
Schedule of deposits

	2012	2011
	(Dollars in Thousands)
Deposits:
Demand—non-interest bearing
Domestic	$2,002,920	$1,717,286
Foreign	462,830	209,732

Total demand non-interest bearing	2,465,750	1,927,018

Savings and interest bearing demand
Domestic	2,350,872	2,221,758
Foreign	516,279	485,935

Total savings and interest bearing demand	2,867,151	2,707,693

Time, certificates of deposit
$100,000 or more
Domestic	973,824	1,022,450
Foreign	1,025,089	1,244,018
Less than $100,000
Domestic	601,766	664,111
Foreign	353,633	380,802

Total time, certificates of deposit	2,954,312	3,311,381

Total deposits	$8,287,213	$7,946,092

Schedule of deposits and related interest expense

	2012	2011	2010
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$4,487	$6,549	$7,771
Foreign	801	1,234	1,612

Total savings and interest bearing demand	5,288	7,783	9,383

Time, certificates of deposit
$100,000 or more
Domestic	8,263	10,299	14,839
Foreign	9,148	11,512	17,084
Less than $100,000
Domestic	4,945	7,468	11,416
Foreign	1,617	2,277	3,628

Total time, certificates of deposit	23,973	31,556	46,967

Total interest expense on deposits	$29,261	$39,339	$56,350

Scheduled maturities of time deposits	Scheduled maturities of time deposits as of December 31, 2012 were as follows:

Total
(in thousands)
2013	$2,623,178
2014	224,606
2015	72,214
2016	27,437
2017	6,478
Thereafter	399

Total	$2,954,312

Scheduled maturities of time deposits in amounts of $100,000 or more

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2012, were as follows:

Due within 3 months or less	$718,867
Due after 3 months and within 6 months	527,526
Due after 6 months and within 12 months	535,414
Due after 12 months	217,106

$1,998,913